UNITED STATES
                   SECURITIES AND EXCHANGE COMMISSION
                         Washington, D.C.  20549

                               FORM 13F

                         FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  September 30, 2002

Check here if Amendment [  ];  Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:
Name:    Woodside Asset Management, Inc.
Address: 3000 Sand Hill Rd., Bldg. 2 Ste. 160
         Menlo Park, CA  94025



13F File Number: 28-6942__

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:
Name:    Claudia Belmessieri
Title:   Operations Manager
Phone:   650-854-5100_
Signature, Place, and Date of Signing:

Claudia Belmessieri Menlo Park, CA October 29, 2002

Report Type (Check only one.):

[X ]   13F HOLDINGS REPORT.

[  ]   13F NOTICE.

[  ]   13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager:




I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE
ACT OF 1934.
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                          FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:
Form 13F Information Table Entry Total:  47
Form 13F Information Table Value Total:  $82,225

List of Other Included Managers:

No.   13F File Number        Name



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				FORM 13F INFORMATION TABLE

				Class		     MktVal	 	Prn	Invst	Oth	Voting Authority
Name of Issuer		Title	Cusip	     x$100   Shs	Amt	Dscrt	Mgr	Sole		Shr	None
----------------------- ----- ---------  ------  ---  ---   ----- ---   ----------------------

AOL Time Warner Inc.	COM	00184A105	123	10548 SH    SOLE		10548 	0	0
Amercn Muni Term Tr III	COM	027654102	386	34950 SH    SOLE		34950		0	0
Avalon Bay Comm. Inc.	COM	053484101  2937	70264 SH    SOLE		70264		0	0
Bemis Inc.			COM	081437105  2578   52190 SH    SOLE		52190 	0	0
Blackrock Adv Term Tr	COM	09247A101	412   34343 SH    SOLE		34343		0	0
Blackrock CA Ins Muni	COM	09247G108	908   54785 SH    SOLE		54785		0	0
Blackrock InvT Quality	COM	09247J102	388   40870 SH    SOLE		40870		0	0
Blackrock Broad Invstmt	COM	09247Q106	182   11355 SH	SOLE		11355		0	0
Block H & R Inc.		COM	093671105  2487   59200 SH    SOLE		59200		0	0
Boston Properties Inc.	COM	101121101  2826   75971 SH    SOLE		75971		0	0
Calpine Corporation	COM	131347106	625  253235 SH    SOLE	     253235 	0	0
ChoicePoint Inc.		COM	170388102  2251   63157 SH    SOLE		63157		0	0
Conagra Inc.		COM	205887102  2765  111250 SH    SOLE	     111250		0	0
DRS Technologies Inc.	COM	23330X100  1308   35150 SH    SOLE		35150		0	0
Dentsply Intl Inc New	COM	249030107  3171   78945 SH    SOLE		78945		0	0
Equity Office Prop.	COM	294741103  2484   96197 SH    SOLE		96197		0	0
Equity Residential	COM	29476L107  2621  109501 SH    SOLE	     109501		0	0
First Data Corp.		COM	319963104  2117   75750 SH    SOLE		75750		0	0
Flowserve Corp.		COM	34354P105	459   45895 SH    SOLE		45895		0	0
Forest Labs, Inc.		COM	345838106  2665   32495 SH    SOLE		32495		0	0
Gen Dynamics Corp.	COM	369550108  2466   30327 SH    SOLE		30327		0	0
Hanover Compressor Co.	COM	410768105  1301  156793 SH    SOLE	     156793		0	0
Huaneng Power Int'l ADR	COM	443304100  2421   77050 SH    SOLE		77050		0	0
Intuit Inc.			COM	461202103  2639   57970 SH    SOLE		57970		0	0
Johnson & Johnson		C0M	478160104  2881   53274 SH    SOLE		53274		0	0
Kimco Realty Corp.	COM	49446R109  2925   94040 SH    SOLE		94040		0	0
L-3 Communications	COM	502424104  2748   52135 SH    SOLE		52135		0	0
Ligand Pharmaceuticals	COM	53220K207	795  116840 SH    SOLE	     116840		0	0
Looksmart Ltd		COM	543442107	 18   19028 SH    SOLE		19028		0	0
Luxottica Group SPA ADR	COM	55068R202  1978  153550 SH    SOLE	     153550		0	0
Mattel Inc.			COM	577081102  2782  154475 SH    SOLE	     154475		0	0
Mettler-Toledo Intl.	COM	592688105  1458   56070 SH    SOLE		56070		0	0
Moodys Corp.		COM	615369105	272    5600 SH    SOLE		 5600		0	0
Oracle CorP.		COM	68389X105	175   22288 SH    SOLE		22288		0	0
Pfizer Inc.			COM	717081103  1610   55495 SH    SOLE		55495		0	0
SCP Pool Corp.		COM	784028102  1448   52810 SH    SOLE		52810		0	0
Simon Property Grp Inc.	COM	828806109  3435   96145 SH    SOLE		96145		0	0
Sun Microsystems Inc.	COM	866810104	 38   14500 SH    SOLE		14500		0	0
SunGard Data Sys. Inc.	COM	867363103  1788   91940 SH    SOLE		91940		0	0
TCW DW Term Trust 2003	COM	87234U108	403   37335 SH    SOLE		37335		0	0
Tyco Int'l Ltd (New)	COM	902124106	979   69415 SH    SOLE		69415		0	0
Vornado Realty Trust	COM	929042109  2991   75815 SH    SOLE		75815		0	0
Wal-Mart Stores, Inc.	XOM	931142103  2872   58330 SH    SOLE		58330		0	0
Waste Management Inc.	COM	94106L109  2146   92035 SH    SOLE		92035		0	0
Werner Enterprises Inc.	COM	950755108  1231   66974 SH    SOLE		66974		0	0
Westpac Bnking Corp ADS	COM	961214301  2407   63390 SH    SOLE		63390		0	0
Nabors Industries Ltd.	COM	G6359F103  2325   70980 SH    SOLE		70980		0	0
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